Employee Benefit Plans (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plan [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	$ 1,236
2013	1,511
2014	1,701
2015	1,820
2016	2,237
2017-2021	15,115
SERP [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	1,191
2013	1,392
2014	10,782
2015	3,365
2016	44,737
2017-2021	$ 40,072